FINANCIAL ASSETS AND LIABILITIES - Summary of Related Party Transactions (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of receivables and payables [line items]
Operating income		R$ 1,353,696	R$ 1,046,046	R$ 915,498
Purchase of products / inputs / services		(3,134,418)	(2,395,217)	(2,528,022)
Shared income (expenses)		(30,178)	(83,809)	(68,024)
Finance result		4,808		(198)
Total		(1,806,092)	(1,432,980)	(1,680,746)
Raizen [Member]
Disclosure of receivables and payables [line items]
Operating income	[1]	1,294,971	974,612	908,588
Purchase of products / inputs / services	[1]	(3,129,874)	(2,251,896)	(2,528,022)
Shared income (expenses)		(30,156)	(83,054)	(68,120)
Finance result				(106)
Elevacoes Portuarias S.A. [member]
Disclosure of receivables and payables [line items]
Operating income		12,375	15,434
Purchase of products / inputs / services			(16,536)
Shared income (expenses)			(753)
Vale SA [Member]
Disclosure of receivables and payables [line items]
Operating income		46,350	56,000
Purchase of products / inputs / services		(4,544)	(52,000)
Others [member]
Disclosure of receivables and payables [line items]
Operating income				6,910
Purchase of products / inputs / services			(74,785)
Shared income (expenses)		(22)	(2)	96
Finance result		R$ 4,808		R$ (92)

[1]	The amount is related to the purchase of fuels and provision of logistics transport by the subsidiary Rumo.